INVESTMENT PROPERTIES - Net Book Value of Investment Properties (Detail) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of detailed information about investment property [Line Items]
Investment properties	$ 5,112	$ 5,250	$ 5,809
Cost
Disclosure of detailed information about investment property [Line Items]
Investment properties	6,071	6,038
Less: Accumulated depreciation
Disclosure of detailed information about investment property [Line Items]
Investment properties	(959)	(788)
Land not being used for operation
Disclosure of detailed information about investment property [Line Items]
Investment properties	407	403
Land not being used for operation | Cost
Disclosure of detailed information about investment property [Line Items]
Investment properties	407	403
Land not being used for operation | Less: Accumulated depreciation
Disclosure of detailed information about investment property [Line Items]
Investment properties	0	0
Office buildings for rent
Disclosure of detailed information about investment property [Line Items]
Investment properties	105	130
Office buildings for rent | Cost
Disclosure of detailed information about investment property [Line Items]
Investment properties	510	515
Office buildings for rent | Less: Accumulated depreciation
Disclosure of detailed information about investment property [Line Items]
Investment properties	(405)	(385)
Warehouse
Disclosure of detailed information about investment property [Line Items]
Investment properties	4,510	4,621
Warehouse | Cost
Disclosure of detailed information about investment property [Line Items]
Investment properties	5,055	5,018
Warehouse | Less: Accumulated depreciation
Disclosure of detailed information about investment property [Line Items]
Investment properties	(545)	(397)
Land leasehold right
Disclosure of detailed information about investment property [Line Items]
Investment properties	81	86
Land leasehold right | Cost
Disclosure of detailed information about investment property [Line Items]
Investment properties	88	91
Land leasehold right | Less: Accumulated depreciation
Disclosure of detailed information about investment property [Line Items]
Investment properties	(7)	(5)
Other
Disclosure of detailed information about investment property [Line Items]
Investment properties	9	10
Other | Cost
Disclosure of detailed information about investment property [Line Items]
Investment properties	11	11
Other | Less: Accumulated depreciation
Disclosure of detailed information about investment property [Line Items]
Investment properties	$ (2)	$ (1)